WARRANTS - Additional Information (Details)					1 Months Ended	5 Months Ended	12 Months Ended
	Sep. 16, 2022 USD ($) $ / shares shares	Aug. 18, 2022 USD ($) $ / shares	Jul. 18, 2022 $ / shares shares	Feb. 01, 2021 shares	Sep. 30, 2022 shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Sep. 29, 2022 $ / shares
Class of Warrant or Right [Line Items]
New shares issued (in shares)			7,000,000
Number of warrants to purchase shares issued	12,293,543
Redemption price per public warrant (in dollars per share) | $ / shares		$ 0.01
Threshold number of business days before sending notice of redemption to warrant holders (in days) | $		30
Warrants outstanding (in shares)						1,507,500	1,507,500
Shares converted (in shares)					105,000
Changes in fair value of warrant liability | $							$ 108,000	$ 0
Exercise price of warrants (in dollars per share) | $ / shares	$ 0.65					$ 11.50	$ 11.50
Shares issued upon exercise of common stock warrants (in shares)						118,942
Proceeds from exercise of common stock warrants | $						$ 1,368,000	$ 1,368,000	0
Number of securities tendered (in shares)	10,741,390
Repurchase of public warrants (Refer to note 4) | $	$ 7,481,000						7,481,000	0
Incremental direct cost | $	$ 486,000
Warrant liability | $						$ 1,293,000	$ 1,293,000	$ 0
Common shares, par value (per share) | $ / shares			$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Private Placement
Class of Warrant or Right [Line Items]
Changes in fair value of warrant liability | $							$ 108,000
ITHAX | IPO
Class of Warrant or Right [Line Items]
New shares issued (in shares)				24,150,000
Warrant
Class of Warrant or Right [Line Items]
Number of shares in a unit				1
Private Warrants
Class of Warrant or Right [Line Items]
Warrant term (in years)			5 years			4 years 6 months 18 days	4 years 6 months 18 days		5 years
Private Warrants | ITHAX
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued				675,000
Public Warrants
Class of Warrant or Right [Line Items]
Threshold trading days | $		20
Trading period | $		30
Reference value (in dollars per share) | $ / shares		$ 18.00
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01
Exercise price of warrants (in dollars per share) | $ / shares						$ 11.50	$ 11.50
Warrants redeemed (in shares)	1,319,653
Warrant liability | $						$ 0	$ 0
Public Warrants | ITHAX
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)			12,075,000
Public Warrants | ITHAX | IPO
Class of Warrant or Right [Line Items]
Number of shares in a unit				1
Common Stock Warrants
Class of Warrant or Right [Line Items]
Warrant term (in years)									5 years
Warrant grant date fair value (in dollars per share) | $ / shares									$ 3.07
Private Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)			232,500			232,500	232,500
Exercise price of warrants (in dollars per share) | $ / shares						$ 11.50	$ 11.50
Private Warrants | Private Placement | Cantor
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued				210,000
Private Warrants | ITHAX
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)			337,500
Private Warrants | ITHAX | Private Placement
Class of Warrant or Right [Line Items]
Number of shares in a unit				1
Private Warrants | ITHAX | Private Placement | Sponsor
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued				465,000
Redeemable Preferred stock
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)						1,275,000	1,275,000
Exercise price of warrants (in dollars per share) | $ / shares						$ 11.50	$ 11.50
Common shares, par value (per share) | $ / shares									$ 0.0001